Lease Liability (Details)		6 Months Ended		12 Months Ended
	Jan. 01, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)
Lease Liability [Line Items]
Monthly rent		$ 11,611	$ 3,628	$ 7,831		$ 6,926
Lease payment		$ 44,526		$ 113,782		$ 300,000
Lease Agreement [Member]
Lease Liability [Line Items]
Monthly rent	$ 12,000
Lease term	2 years
Lease Agreement [Member]
Lease Liability [Line Items]
Lease term				10 years	10 years
Lease payment					$ 6,500
Lease Agreements One [Member]
Lease Liability [Line Items]
Lease term				10 years	10 years
Lease payment					$ 4,000
Lease Agreements Two [Member]
Lease Liability [Line Items]
Lease term				5 years	5 years
Lease payment					$ 5,000